SHARE-BASED COMPENSATION - Summary of Status and Changes of Unvested Restricted Stock (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Unvested, beginning balance (in shares)	3,041,000
Unvested, ending balance (in shares)	8,063,000		3,041,000
Weighted-Average Grant Date Fair Value
Unvested beginning balance (in dollars per share)	$ 0.80
Unvested ending balance (in dollars per share)	$ 0.72		$ 0.80
RSUs
Number of Shares
Unvested, beginning balance (in shares)	3,041,000	0	0
Granted (in shares)	4,161,000	0	2,482,000	0	0
Cancelled RSU (in shares)	(143,000)
Unvested, ending balance (in shares)			3,041,000	0
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)	$ 0.68
Cancelled RSU (in dollars per share)	$ 0.75
PSUs
Number of Shares
Granted (in shares)	1,004,000	0	559,000
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)	$ 0.67